Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Shareholders' Equity
Shareholders' Equity

15. Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company adopted a Rights Plan (the “2005 Rights Plan”) to protect the best interests of all shareholders. The 2005 Rights Plan expired on February 22, 2015.  In order to continue to protect the best interests of our shareholders, the Company’s board of directors approved a continuation of the 2005 Rights Plan (the “2015 Rights Plan”) in April 2015.  In general, the 2015 Rights Plan has substantially the same terms as the 2005 Rights Plan.  Pursuant to the 2015 Rights Plan, stockholders of SINA have rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The 2015 Rights Plan has a record date of May 4, 2015 and will expire on April 23, 2025 unless extended by the Company’s board of directors before then.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

New share issuance to the CEO

On June 1, 2015, the Company entered into a legally binding subscription agreement to issue new 11,000,000 ordinary shares with a special purpose vehicle owned by Mr. Charles Chao, Chairman and CEO of the Company, for an aggregate price of $456,390,000.  On November 6, 2015, the placement was completed and all of the proceeds have been received by the Company. The shares acquired in this transaction are subject to a contractual lock-up restriction for six months after the closing on November 6, 2015.  The per share purchase price of $41.49 represents the average closing trading price of SINA’s ordinary shares for the 30 trading days ended May 29, 2015, the last trading day before the signing of the subscription agreement. No stock-based compensation expenses arose from the new issuance as the purchase price for the shares was at or above the market price of those shares at the date Mr. Chao irrevocably committed to purchase those shares.

2015 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan terminated on August 1, 2015. Under the 2007 Plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. As of December 31, 2015, there were 899,000 options and 1,811,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

In July 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”), which permits the granting of share options, share appreciation rights, restricted share units and restricted shares. Under 2015 Plan, a total of 6,000,000 ordinary shares of the Company are available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the 2015 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 110% of the fair market value on the date of grant.

Upon adoption, the 2015 Plan replaced the existing 2007 Plan and, as a result, no additional awards could be granted under 2007 Plan. As of December 31, 2015, there were nil options and 155,000 restricted share units outstanding under the 2015 Plan.

Stock-Based Compensation

The following table sets stock-based compensation included in each of the accounts, including amount arising from Weibo’s incentive plan:

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Costs of revenues	$6,234	$3,231	$5,272
Sales and marketing	8,643	5,092	10,793
Product development	11,418	7,217	14,234
General and administrative	20,806	16,953	25,840

	$47,101	$32,493	$56,139

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. Stock based compensation for the year ended December 31, 2013 included $27.1 million to reflect the difference between the proceeds received by employees and the fair value of the vested shares sold to Alibaba. (See Note 7 — Investment in Weibo for further discussion).

Stock Options

The assumptions used to value the Company’s option grants were as follows:

	Year Ended December 31,
	2013	2014	2015
Stock options:
Expected term (in years)	4.1	4.0	4.1
Expected volatility	58%	55%-56%	54%
Risk-free interest rate	0.6%	1.3%-1.9%	1.1%
Expected dividend yield	—	—	—

Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding giving consideration to historical exercise patterns. The simplified method was used for 2013, 2014 and 2015, due to the lack of industry comparison and comparable historical exercise patterns. Options granted since 2007 have a contractual life of either six or seven years, compared ten years for previous grants. Most of the grants under the new terms have not been fully vested nor forfeited. In addition, the Company experienced significant changes in revenue mix and employee composition in recent years. For these reasons, the Company believes that share option exercise pattern on new grants may not reflect those of previous grants. Expected volatilities are based on historical volatilities of the Company’s ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. The Company does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2012	5,252
Granted*	(610)
Cancelled/forfeited	69

December 31, 2013	4,711
Granted*	(1,841)
Cancelled/forfeited	92

December 31, 2014	2,962

New issued under the 2015 Plan	6,000
Granted*	(2,981)
Cancelled/forfeited	742
Expired	(995)

December 31, 2015	5,728

* In 2013, 2014 and 2015, 258,000, 918,000 and 1,620,000, restricted shares units, or 451,500, 1,605,900 and 2,834,700 equivalent option shares, respectively, were granted.

The following table sets forth the summary of option activities under the Company’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2012	1,209	$41.53	3.50	$11,183
Granted	160	$53.83
Exercised	(325)	$35.73
Cancelled/expired/forfeited	(6)	$30.39

December 31, 2013	1,038	$45.31	3.48	$40,411
Granted	235	$38.38
Exercised	(240)	$32.58
Cancelled/expired/forfeited	(11)	$47.94

December 31, 2014	1,022	$46.68	3.90	$809

Granted	147	$35.69
Exercised	(50)	$29.12
Cancelled/expired/forfeited	(196)	$51.65

December 31, 2015	923	$44.83	3.37	$5,208

Vested and expected to vest as of December 31, 2014	1,009	$46.77	3.88	$809
Exercisable as of December 31, 2014	591	$48.36	3.16	$809
Vested and expected to vest as of December 31, 2015	914	$44.90	3.35	$5,103
Exercisable as of December 31, 2015	616	$48.52	2.69	$1,537

The total intrinsic value of options exercised during 2013, 2014 and 2015 was $12.4 million,  $4.7million and $0.1 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option of the Company during 2013, 2014 and 2015 was $10.3 million,  $8.9 million and $1.5 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2014 and 2015 was $37.41 and $49.40, respectively.

As of December 31, 2014, there was $8.1 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.7 years.  As of December 31, 2015, there was $5.4 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors. This cost is expected to be recognized over a weighted-average period of 2.8 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding as of December 31, 2014 and 2015 are summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2014
$24.39 - $38.27	289	$35.26	69	$25.68	4.73
$40.07 - $45.13	82	$44.20	39	$45.13	3.75
$51.48 - $51.48	491	$51.48	407	$51.48	3.39
$53.83 - $53.83	160	$53.83	76	$53.83	4.05

	1,022	$46.68	591	$48.36	3.90

As of December 31, 2015
$24.39 - $38.27	374	$36.48	84	$34.28	4.51
$40.07 - $40.07	15	$40.07	7	$40.07	5.81
$45.13 - $45.13	56	$45.13	48	$45.13	2.55
$51.48 - $51.48	478	$51.48	477	$51.48	2.49

	923	$44.83	616	$48.52	3.37

Restricted Share Units

Summary of Service-Based Restricted Share Units

The following table sets forth the summary of service-based restricted share unit (“RSU”) activities:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
December 31, 2012	361	$65.87
Awarded*	257	$71.24
Vested	(162)	$61.73
Cancelled	(38)	$63.07

December 31, 2013	418	$71.03
Awarded*	918	$39.67
Vested	(171)	$68.51
Cancelled	(46)	$64.33

December 31, 2014	1,119	$45.97

Awarded*	1,620	$39.16
Vested	(460)	$44.81
Cancelled	(312)	$44.60

December 31, 2015	1,967	$40.85

*36,000 RSUs were granted to non-employee directors in 2013 and 2014, no RSUs were granted to non-employee directors in 2015.

As of December 31, 2014 and 2015, there was $49.1 million and $80.3 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to the Company’s employees and non-employee directors, which is expected to be recognized over a weighted-average period of 3.8 years and 3.3 years respectively. The total fair value based on the respective vesting dates of the restricted share units vested was $11.3 million,  $7.4 million and $20.9 million during the years ended December 31, 2013, 2014 and 2015, respectively.

Weibo’s Stock-Based Compensation

In August 2010, the Company’s subsidiary Weibo Corporation adopted the 2010 Share Incentive Plan (the “2010 Weibo Incentive Plan”), which permits the granting of options, share appreciation rights, restricted share units and restricted shares of Weibo to employees, directors and consultants of Weibo and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted share or pursuant to a restricted share unit. Weibo granted its options equivalent to approximately 1.7%, nil and nil of Weibo’s ordinary shares on a fully diluted basis in 2013, 2014 and 2015, respectively. Fair value of options estimated at grant date for 2013, 2014 and 2015 was $16.9 million, nil and nil million, respectively. On March 28, 2014, Weibo’s shareholders adopted the 2014 Share Incentive Plan (‘the 2014 Plan’) , which has a term of ten years. Initially, the 2014 Plan were funded by the remaining 4,647,872 shares from the 2010 Share Incentive Plan and another 1,000,000 new added shares and by 1 share for every one share issued as restricted share or pursuant to a restricted share unit. On January 1, 2015, shares in the 2014 Plan were allowed a one-time increase in an amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014 (“One-time Addition”).  Weibo intends to use such share incentive plan to attract and retain employee talent.

The following table sets forth the stock-based compensation included in each of the relevant accounts arising from Weibo’s incentive plan:

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Cost of revenues	$4,253	$755	$1,196
Sales and marketing	6,150	1,583	3,209
Product development	9,209	4,392	10,210
General and administrative	11,630	7,049	11,784

	$31,242	$13,779	$26,399

Stock compensation expenses related to the grants for Weibo were amortized over four years on a straight-line basis with $4.1 million,  $13.8 million and $26.4 million in 2013, 2014 and 2015, respectively. Stock-based compensation related to 2010 Weibo Incentive Plan for the year ended December 31, 2013 included an expenses of $27.1 million, which was the difference between the purchase price and the fair value of ordinary shares or vested options purchased from employees in connection with the Alibaba transaction (See Note 7).

Weibo’s Stock Options

Weibo uses the Black-Scholes option pricing model to estimate the fair value of stock options. The assumptions used to value Weibo’s option grants were as follows:

Year Ended December 31,
	2013	2014*	2015*
Stock options:
Expected term (in years)	3.5 - 4.8	N/A	N/A
Expected volatility	54% -61%	N/A	N/A
Risk-free interest rate	0.5% - 1.2%	N/A	N/A
Expected dividend yield	—	—	—

*No options were granted by Weibo in 2014 and 2015.

Expected term represents the weighted average period of time that stock-based awards granted are expected to be outstanding taking into consideration of historical exercise patterns. Due to the lack of industry comparison and comparable historical exercise pattern, Weibo used the simplified method to calculate the expected term. Expected volatilities are based on historical volatilities of comparable companies’ ordinary shares over the respective expected term of the stock-based awards. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. Weibo does not anticipate paying any cash dividends in the foreseeable future.

The following table sets forth a summary of the number of shares available for issuance under Weibo’s incentive plan:

Shares Available
(In thousands)
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177

December 31, 2013	4,648
Additions	1,000
Granted	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738

One-time Addition	21,684
Granted	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217

*In 2013, 800,000 restricted share units or 1,400,000 equivalent option shares was granted (see Restricted Share Units section below for details), in addition to 3,372,000 stock options granted under 2010 plan.

The following table sets forth a summary of option activities under Weibo’ stock option program:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2013	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	—

December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	—
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22
Repurchased	—	—
December 31, 2015	6,303	$1.26	2.4	$114,975

Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235
Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473

The total intrinsic value of options exercised for the years ended December 31, 2013, 2014 and 2015 was $37.3 million,  $65.7 million and $106.2 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option for Weibo during the years ended December 31, 2013, 2014 and 2015 was $1.0 million,  $1.5 million and $7.8 million, respectively. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2014 and 2015 was $14.24 and $19.50, respectively.

As of December 31, 2014 and 2015, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to Weibo’s employees and directors was $11.3 million and $3.9 million, respectively.  Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 1.7 years and may be adjusted for future changes in estimated forfeitures.

Information regarding stock options of Weibo outstanding is summarized below:

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2014
$0.36 - $0.41	9,337	$0.37	9,337	$0.37	2.3
$0.96 - $1.80	844	$1.19	764	$1.18	3.1
$3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$3.43 - $3.50	1,607	$3.48	—	$—	5.5

	14,330	$1.28	11,446	$0.76	3.2

As of December 31, 2015
$0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$0.96 - $1.80	406	$1.24	406	$1.24	2.3
$3.25 - $3.36	682	$3.32	519	$3.33	3.5
$3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

Weibo’s Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities for Weibo:

	Shares Granted	Weighted-Average Grant Date Fair Value
	(In thousands)
As at December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

As at December 31, 2014	3,507	$16.44

Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

As at December 31, 2015	6,501	$13.98

As of December 31, 2015, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested, service-based restricted share units granted to Weibo’s employees and non-employee directors, was $73.0 million. This cost is expected to be recognized over a weighted-average period of 3.2 years. The total fair value based on the vesting date of the restricted share units vested was nil, $2.7 million and $17.8 million during the years ended December 31, 2013, 2014 and 2015, respectively.